Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2022
Fidelity Asset Manager 60% | Return Before Taxes
Average Annual Return:
Past 1 year	11.85%
Past 5 years	11.25%
Past 10 years	9.69%
Fidelity Asset Manager 60% | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.00%
Past 5 years	10.24%
Past 10 years	8.58%
Fidelity Asset Manager 60% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.29%
Past 5 years	8.62%
Past 10 years	7.51%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0595
Average Annual Return:
Past 1 year	11.20%
Past 5 years	10.76%
Past 10 years	9.51%